Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	100 Months Ended	110 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Jul. 01, 2016	Jun. 30, 2016	Oct. 31, 2015	Aug. 27, 2015	Oct. 31, 2014
C000000537 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco EQV Asia Pacific Equity Fund (Class A) —including sales charge
Account Value	$ 14,927	$ 14,927	$ 14,927	$ 14,927	$ 14,927	$ 12,352	$ 11,158	$ 15,165	$ 13,917	$ 11,929	$ 10,180	$ 11,493	$ 9,630			$ 8,664		$ 9,450
Average Annual Return, Percent	14.19%	3.41%			4.09%
C000000537 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco EQV Asia Pacific Equity Fund (Class A) —excluding sales charge
Average Annual Return, Percent	20.85%	4.59%			4.68%
C000000539 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco EQV Asia Pacific Equity Fund (Class C) —including sales charge
Account Value	$ 14,885	$ 14,885	14,885	14,885	$ 14,885	12,316	11,126	15,229	14,080	12,161	10,457	11,891	10,039			9,102		10,000
Average Annual Return, Percent	18.97%	3.81%			4.06%
C000000539 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco EQV Asia Pacific Equity Fund (Class C) —excluding sales charge
Average Annual Return, Percent	19.97%	3.81%			4.06%
C000071235 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco EQV Asia Pacific Equity Fund (Class Y)
Account Value	$ 16,196	$ 16,196	16,196	16,196	$ 16,196	13,367	12,048	16,334	14,947	12,781	10,879	12,250	10,237			9,191		10,000
Average Annual Return, Percent	21.17%	4.85%			4.94%
C000188848 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco EQV Asia Pacific Equity Fund (Class R6)
Account Value	$ 16,303	$ 16,303	16,303	16,303	$ 16,303	13,431	12,086	16,367	14,955	12,764	10,845	12,189	10,190			9,168		10,000
Average Annual Return, Percent	21.39%	5.02%			5.01%
C000000540 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco EQV European Equity Fund (Class A) —including sales charge
Account Value	$ 13,545	$ 13,545	13,545	13,545	$ 13,545	11,109	9,726	13,971	10,229	11,460	10,365	11,717	9,260			9,845		9,450
Average Annual Return, Percent	15.23%	2.23%			3.08%
C000000540 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco EQV European Equity Fund (Class A) —excluding sales charge
Average Annual Return, Percent	21.96%	3.40%			3.67%
C000000542 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco EQV European Equity Fund (Class C) —including sales charge
Account Value	$ 13,502	$ 13,502	13,502	13,502	$ 13,502	11,074	9,696	14,030	10,350	11,685	10,650	12,127	9,657			10,342		10,000
Average Annual Return, Percent	20.01%	2.62%			3.05%
C000000542 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco EQV European Equity Fund (Class C) —excluding sales charge
Average Annual Return, Percent	21.01%	2.62%			3.05%
C000000543 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco EQV European Equity Fund (Class R)
Account Value	$ 13,983	$ 13,983	13,983	13,983	$ 13,983	11,497	10,092	14,530	10,666	11,978	10,863	12,308	9,750			10,393		10,000
Average Annual Return, Percent	21.66%	3.14%			3.41%
C000071236 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco EQV European Equity Fund (Class Y)
Account Value	$ 14,696	$ 14,696	14,696	14,696	$ 14,696	12,024	10,504	15,050	10,992	12,283	11,084	12,494	9,849			10,446		10,000
Average Annual Return, Percent	22.22%	3.65%			3.93%
C000000544 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco EQV European Equity Fund (Investor Class)
Account Value	$ 14,435	$ 14,435	14,435	14,435	$ 14,435	11,829	10,347	14,850	10,861	12,160	10,993	12,418	9,808			10,424		10,000
Average Annual Return, Percent	22.07%	3.49%			3.74%
C000188849 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco EQV European Equity Fund (Class R6)
Account Value	$ 14,747	$ 14,747	14,747	14,747	$ 14,747	12,049	10,508	15,036	10,969	12,246	11,036	12,427	9,799			10,418		10,000
Average Annual Return, Percent	22.41%	3.78%			3.96%
C000000551 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco EQV International Equity Fund (Class A) —including sales charge
Account Value	$ 14,152	$ 14,152	14,152	14,152	$ 14,152	11,980	10,647	14,178	11,622	11,397	9,722	10,869	9,043			9,243		9,450
Average Annual Return, Percent	11.62%	3.25%			3.53%
C000000551 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco EQV International Equity Fund (Class A) —excluding sales charge
Average Annual Return, Percent	18.12%	4.42%			4.12%
C000000553 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco EQV International Equity Fund (Class C) —including sales charge
Account Value	$ 14,106	$ 14,106	14,106	14,106	$ 14,106	11,942	10,613	14,236	11,757	11,617	9,983	11,244	9,427			9,711		10,000
Average Annual Return, Percent	16.23%	3.64%			3.50%
C000000553 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco EQV International Equity Fund (Class C) —excluding sales charge
Average Annual Return, Percent	17.23%	3.64%			3.50%
C000000554 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco EQV International Equity Fund (Class R)
Account Value	$ 14,604	$ 14,604	14,604	14,604	$ 14,604	12,395	11,048	14,744	12,119	11,914	10,184	11,414	9,523			9,758		10,000
Average Annual Return, Percent	17.82%	4.15%			3.86%
C000071239 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco EQV International Equity Fund (Class Y)
Account Value	$ 15,349	$ 15,349	15,349	15,349	$ 15,349	12,967	11,496	15,267	12,484	12,212	10,390	11,584	9,619			9,804		10,000
Average Annual Return, Percent	18.42%	4.68%			4.38%
C000023043 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco EQV International Equity Fund (Class R5)
Account Value	$ 15,483	$ 15,483	15,483	15,483	$ 15,483	13,068	11,574	15,355	12,550	12,265	10,425	11,615	9,633			9,814		10,000
Average Annual Return, Percent	18.53%	4.77%			4.47%
C000120687 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco EQV International Equity Fund (Class R6)
Account Value	$ 15,610	$ 15,610	15,610	15,610	$ 15,610	13,157	11,652	15,451	12,615	12,319	10,463	11,645	9,650			9,823		10,000
Average Annual Return, Percent	18.63%	4.85%			4.55%
C000171594 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco MSCI World SRI Index Fund (Class A) —including sales charge
Account Value	$ 19,589	$ 19,589	$ 19,589	19,589	$ 19,589	15,170	13,309	17,190	11,908	11,804	11,406	12,076	9,710	$ 9,450
Average Annual Return, Percent	21.99%	9.41%	8.40%
C000171594 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco MSCI World SRI Index Fund (Class A) —excluding sales charge
Average Annual Return, Percent	29.11%	10.66%	9.14%
C000171595 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco MSCI World SRI Index Fund (Class C) —including sales charge
Account Value	$ 19,501	$ 19,501	$ 19,501	19,501	19,501	15,189	13,426	17,472	12,201	12,175	11,859	12,652	10,256		$ 10,000
Average Annual Return, Percent	27.15%	9.84%	8.34%
C000171595 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco MSCI World SRI Index Fund (Class C) —excluding sales charge
Average Annual Return, Percent	28.15%	9.84%	8.34%
C000171596 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco MSCI World SRI Index Fund (Class R)
Account Value	$ 20,293	$ 20,293	$ 20,293	20,293	20,293	15,755	13,858	17,941	12,466	12,374	11,993	12,734	10,266	10,000
Average Annual Return, Percent	28.81%	10.40%	8.86%
C000171597 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco MSCI World SRI Index Fund (Class Y)
Account Value	$ 21,161	$ 21,161	$ 21,161	21,161	21,161	16,348	14,305	18,428	12,733	12,593	12,132	12,823	10,286	10,000
Average Annual Return, Percent	29.45%	10.94%	9.41%
C000171598 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco MSCI World SRI Index Fund (Class R5)
Account Value	$ 21,162	$ 21,162	$ 21,162	21,162	21,162	16,349	14,306	18,429	12,733	12,583	12,133	12,823	10,286	10,000
Average Annual Return, Percent	29.45%	10.96%	9.41%
C000171599 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco MSCI World SRI Index Fund (Class R6)
Account Value	$ 21,162	$ 21,162	$ 21,162	21,162	21,162	16,349	14,306	18,429	12,733	12,583	12,133	12,823	10,286	10,000
Average Annual Return, Percent	29.45%	10.96%	9.41%
C000209195 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Focus Fund (Class A) —including sales charge
Account Value	$ 22,580	$ 22,580	$ 22,580	22,580	$ 22,580	16,547	13,379	24,435	19,658	13,079	11,486	11,905	9,362			9,775		9,450
Average Annual Return, Percent	28.92%	10.28%			8.49%
C000209195 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Focus Fund (Class A) —excluding sales charge
Average Annual Return, Percent	36.42%	11.54%			9.10%
C000209197 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Focus Fund (Class C) —including sales charge
Account Value	$ 22,487	$ 22,487	22,487	22,487	$ 22,487	16,485	13,329	24,530	19,885	13,328	11,793	12,313	9,758			10,267		10,000
Average Annual Return, Percent	34.40%	10.70%			8.44%
C000209197 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Focus Fund (Class C) —excluding sales charge
Average Annual Return, Percent	35.40%	10.70%			8.44%
C000209198 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Focus Fund (Class R)
Account Value	$ 23,312	$ 23,312	23,312	23,312	$ 23,312	17,127	13,882	25,413	20,497	13,669	12,034	12,504	9,859			10,321		10,000
Average Annual Return, Percent	36.10%	11.27%			8.83%
C000209196 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Focus Fund (Class Y)
Account Value	$ 24,483	$ 24,483	24,483	24,483	$ 24,483	17,903	14,444	26,309	21,115	14,013	12,277	12,696	9,960			10,372		10,000
Average Annual Return, Percent	36.76%	11.81%			9.37%
C000209194 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Focus Fund (Class R5)
Account Value	$ 24,378	$ 24,378	24,378	24,378	$ 24,378	17,801	14,339	26,088	20,917	13,863	12,154	12,598	9,907			10,343		10,000
Average Annual Return, Percent	36.94%	11.95%			9.32%
C000209193 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Focus Fund (Class R6)
Account Value	$ 24,872	$ 24,872	24,872	24,872	$ 24,872	18,165	14,634	26,625	21,344	14,141	12,365	12,766	9,996			10,392		10,000
Average Annual Return, Percent	36.93%	11.96%			9.54%
C000209203 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco International Small-Mid Company Fund (Class A) —including sales charge
Account Value	$ 18,135	$ 18,135	18,135	18,135	$ 18,135	15,213	15,236	24,076	18,085	16,071	14,838	14,233	11,065			10,719		9,450
Average Annual Return, Percent	12.65%	1.29%			6.13%
C000209203 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco International Small-Mid Company Fund (Class A) —excluding sales charge
Average Annual Return, Percent	19.19%	2.44%			6.73%
C000209202 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco International Small-Mid Company Fund (Class C) —including sales charge
Account Value	$ 18,065	$ 18,065	18,065	18,065	$ 18,065	15,156	15,178	24,169	18,295	16,378	15,239	14,727	11,535			11,258		10,000
Average Annual Return, Percent	17.30%	1.67%			6.09%
C000209202 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco International Small-Mid Company Fund (Class C) —excluding sales charge
Average Annual Return, Percent	18.30%	1.67%			6.09%
C000209201 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco International Small-Mid Company Fund (Class R)
Account Value	$ 18,702	$ 18,702	18,702	18,702	$ 18,702	15,731	15,798	25,023	18,848	16,790	15,542	14,947	11,651			11,311		10,000
Average Annual Return, Percent	18.89%	2.18%			6.46%
C000209204 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco International Small-Mid Company Fund (Class Y)
Account Value	$ 19,667	$ 19,667	19,667	19,667	$ 19,667	16,456	16,440	25,918	19,422	17,217	15,858	15,175	11,767			11,372		10,000
Average Annual Return, Percent	19.50%	2.69%			7.00%
C000209200 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco International Small-Mid Company Fund (Class R5)
Account Value	$ 19,550	$ 19,550	19,550	19,550	$ 19,550	16,350	16,314	25,694	19,239	17,027	15,701	15,062	11,709			11,343		10,000
Average Annual Return, Percent	19.57%	2.80%			6.93%
C000209199 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco International Small-Mid Company Fund (Class R6)
Account Value	$ 19,958	$ 19,958	19,958	19,958	$ 19,958	16,680	16,650	26,212	19,617	17,365	15,971	15,258	11,811			11,390		10,000
Average Annual Return, Percent	19.62%	2.82%			7.15%
C000209210 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Fund (Class A) —including sales charge
Account Value	$ 23,199	$ 23,199	23,199	23,199	$ 23,199	17,246	14,305	22,634	16,108	14,107	12,401	12,905	9,641			10,003		9,450
Average Annual Return, Percent	27.14%	9.22%			8.78%
C000209210 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Fund (Class A) —excluding sales charge
Average Annual Return, Percent	34.55%	10.46%			9.40%
C000209205 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Fund (Class C) —including sales charge
Account Value	$ 23,090	$ 23,090	23,090	23,090	$ 23,090	17,165	14,238	22,699	16,279	14,367	12,727	13,345	10,048			10,503		10,000
Average Annual Return, Percent	32.52%	9.62%			8.73%
C000209205 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Fund (Class C) —excluding sales charge
Average Annual Return, Percent	33.52%	9.62%			8.73%
C000209206 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Fund (Class R)
Account Value	$ 23,905	$ 23,905	23,905	23,905	$ 23,905	17,819	14,820	23,512	16,779	14,735	12,987	13,548	10,151			10,556		10,000
Average Annual Return, Percent	34.17%	10.17%			9.11%
C000209207 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Fund (Class Y)
Account Value	$ 25,134	$ 25,134	25,134	25,134	$ 25,134	18,640	15,427	24,347	17,288	15,106	13,247	13,754	10,252			10,610		10,000
Average Annual Return, Percent	34.86%	10.72%			9.65%
C000209208 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Fund (Class R5)
Account Value	$ 25,023	$ 25,023	25,023	25,023	$ 25,023	18,538	15,329	24,167	17,136	14,949	13,123	13,656	10,202			10,585		10,000
Average Annual Return, Percent	34.97%	10.85%			9.61%
C000209209 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Fund (Class R6)
Account Value	$ 25,518	$ 25,518	25,518	25,518	$ 25,518	18,896	15,621	24,628	17,465	15,237	13,341	13,828	10,291			10,630		10,000
Average Annual Return, Percent	34.99%	10.86%			9.82%
C000209214 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Opportunities Fund (Class A) —including sales charge
Account Value	$ 17,789	$ 17,789	17,789	17,789	$ 17,789	14,498	15,076	27,385	21,591	17,153	16,814	16,362	11,481			9,966		9,450
Average Annual Return, Percent	15.96%	(0.40%)			5.93%
C000209214 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Opportunities Fund (Class A) —excluding sales charge
Average Annual Return, Percent	22.72%	0.73%			6.53%
C000209215 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Opportunities Fund (Class C) —including sales charge
Account Value	$ 17,725	$ 17,725	17,725	17,725	$ 17,725	14,446	15,022	27,490	21,837	17,482	17,265	16,928	11,966			10,468		10,000
Average Annual Return, Percent	20.78%	(0.03%)			5.89%
C000209215 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Opportunities Fund (Class C) —excluding sales charge
Average Annual Return, Percent	21.77%	(0.03%)			5.89%
C000209216 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Opportunities Fund (Class R)
Account Value	$ 18,346	$ 18,346	18,346	18,346	$ 18,346	14,988	15,628	28,456	22,497	17,921	17,610	17,183	12,086			10,519		10,000
Average Annual Return, Percent	22.40%	0.47%			6.26%
C000209213 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Opportunities Fund (Class Y)
Account Value	$ 19,287	$ 19,287	19,287	19,287	$ 19,287	15,681	16,267	29,474	23,184	18,374	17,968	17,443	12,211			10,573		10,000
Average Annual Return, Percent	23.02%	0.97%			6.79%
C000209211 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Opportunities Fund (Class R5)
Account Value	$ 19,177	$ 19,177	19,177	19,177	$ 19,177	15,580	16,152	29,243	22,975	18,179	17,793	17,314	12,149			10,546		10,000
Average Annual Return, Percent	23.11%	1.07%			6.73%
C000209212 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Opportunities Fund (Class R6)
Account Value	$ 19,591	$ 19,591	19,591	19,591	$ 19,591	15,903	16,481	29,819	23,427	18,536	18,096	17,543	12,256			10,592		10,000
Average Annual Return, Percent	23.15%	1.11%			6.96%
C000209219 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Advantage International Fund (Class A) —including sales charge
Account Value	$ 14,763	$ 14,763	14,763	$ 14,763	$ 14,763	12,504	12,284	14,340	11,598	11,620	10,601	11,397	9,803			9,542	$ 9,450
Average Annual Return, Percent	9.32%	3.32%		4.34%
C000209219 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Advantage International Fund (Class A) —excluding sales charge
Average Annual Return, Percent	15.61%	4.48%		4.98%
C000209222 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Advantage International Fund (Class C) —including sales charge
Account Value	$ 14,726	$ 14,726	14,726	$ 14,726	14,726	12,802	12,577	14,786	12,049	12,152	11,166	12,100	10,483			10,290	10,000
Average Annual Return, Percent	13.91%	3.74%		4.31%
C000209222 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Advantage International Fund (Class C) —excluding sales charge
Average Annual Return, Percent	14.79%	3.74%		4.31%
C000209221 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Advantage International Fund (Class R)
Account Value	$ 15,277	$ 15,277	15,277	$ 15,277	15,277	13,235	13,039	15,255	12,375	12,409	11,348	12,240	10,550			10,300	10,000
Average Annual Return, Percent	15.31%	4.25%		4.73%
C000209220 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Advantage International Fund (Class Y)
Account Value	$ 15,923	$ 15,923	15,923	$ 15,923	15,923	13,723	13,445	15,656	12,634	12,622	11,498	12,345	10,605			10,310	10,000
Average Annual Return, Percent	15.81%	4.76%		5.20%
C000209218 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Advantage International Fund (Class R5)
Account Value	$ 15,835	$ 15,835	15,835	$ 15,835	15,835	13,652	13,388	15,571	12,577	12,554	11,443	12,302	10,581			10,300	10,000
Average Annual Return, Percent	15.88%	4.75%		5.14%
C000209217 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Advantage International Fund (Class R6)
Account Value	$ 15,999	$ 15,999	15,999	$ 15,999	15,999	13,792	13,513	15,731	12,699	12,664	11,525	12,371	10,610			10,310	10,000
Average Annual Return, Percent	15.89%	4.79%		5.25%
C000209234 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Oppenheimer International Growth Fund (Class A) —including sales charge
Account Value	$ 14,982	$ 14,982	14,982	$ 14,982	$ 14,982	12,254	11,357	16,906	12,795	11,544	10,228	11,838	9,584			9,856		9,450
Average Annual Return, Percent	15.55%	4.17%			4.13%
C000209234 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Oppenheimer International Growth Fund (Class A) —excluding sales charge
Average Annual Return, Percent	22.28%	5.35%			4.72%
C000209229 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Oppenheimer International Growth Fund (Class C) —including sales charge
Account Value	$ 14,929	$ 14,929	14,929	14,929	$ 14,929	12,209	11,315	16,973	12,942	11,764	10,504	12,247	9,991			10,350		10,000
Average Annual Return, Percent	20.33%	4.56%			4.09%
C000209229 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Oppenheimer International Growth Fund (Class C) —excluding sales charge
Average Annual Return, Percent	21.33%	4.56%			4.09%
C000209230 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Oppenheimer International Growth Fund (Class R)
Account Value	$ 15,460	$ 15,460	15,460	15,460	$ 15,460	12,678	11,780	17,581	13,340	12,063	10,717	12,435	10,093			10,402		10,000
Average Annual Return, Percent	21.94%	5.09%			4.45%
C000209233 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Oppenheimer International Growth Fund (Class Y)
Account Value	$ 16,250	$ 16,250	16,250	16,250	$ 16,250	13,259	12,259	18,205	13,744	12,368	10,934	12,620	10,192			10,456		10,000
Average Annual Return, Percent	22.57%	5.61%			4.98%
C000209232 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Oppenheimer International Growth Fund (Class R5)
Account Value	$ 16,172	$ 16,172	16,172	16,172	$ 16,172	13,188	12,168	18,061	13,615	12,233	10,824	12,527	10,142			10,430		10,000
Average Annual Return, Percent	22.60%	5.74%			4.92%
C000209231 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Oppenheimer International Growth Fund (Class R6)
Account Value	$ 16,511	$ 16,511	16,511	16,511	$ 16,511	13,454	12,420	18,418	13,884	12,475	11,009	12,687	10,229			10,474		10,000
Average Annual Return, Percent	22.71%	5.77%			5.14%
MSCI All Country Asia Pacific ex Japan Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country Asia Pacific ex-Japan Index (Net)
Account Value	$ 15,768	$ 15,768	15,768	15,768	$ 15,768	12,305	11,011	16,008	13,821	12,362	10,854	12,345	9,668			8,954		10,000
Average Annual Return, Percent	28.15%	4.99%			4.66%
MSCI Europe Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Europe Index (Net)
Account Value	$ 16,652	$ 16,652	16,652	16,652	$ 16,652	13,602	11,752	15,239	10,813	11,921	10,749	11,728	9,234			9,980		10,000
Average Annual Return, Percent	22.43%	6.91%			5.23%
MSCI ACWI ex USA Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA® Index (Net)
Account Value	$ 17,236	$ 17,236	17,236	$ 17,236	$ 17,236	13,863	12,370	16,433	12,674	13,014	11,696	12,746	10,309			10,286	$ 10,000	10,000
Average Annual Return, Percent	24.33%	5.78%		6.11%	4.79%
MSCI World Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Account Value	$ 25,287	$ 25,287	$ 25,287	$ 25,287	$ 25,287	18,916	17,121	21,002	14,956	14,331	12,717	12,571	10,239	10,000	10,000
Average Annual Return, Percent	33.68%	12.03%	11.78%
MSCI ACWI Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Account Value	$ 23,808	$ 23,808	$ 23,808	23,808	$ 23,808	17,929	16,225	20,270	14,766	14,078	12,503	12,568	10,201			9,997		10,000
Average Annual Return, Percent	32.79%	11.08%			9.02%
MSCI ACWI Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (Net)
Account Value	$ 23,808	$ 23,808	23,808	23,808	$ 23,808	17,929	16,225	20,270	14,766	14,078	12,503	12,568	10,201			9,997		10,000
Average Annual Return, Percent	32.79%	11.08%			9.06%
Custom Invesco MSCI World SRI Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Custom Invesco MSCI World SRI Index (Net)
Account Value	$ 24,673	$ 24,673	$ 24,673	24,673	$ 24,673	18,987	16,711	21,634	14,949	14,331	12,717	12,571	10,239	10,000	10,000
Average Annual Return, Percent	29.94%	11.48%	11.45%
MSCI World SRI Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World SRI Index (Net)
Account Value	$ 26,791	$ 26,791	$ 26,791	26,791	26,791	20,617	18,145	23,491	16,232	14,906	12,807	12,608	10,209	$ 10,000	$ 10,000
Average Annual Return, Percent	29.94%	12.44%	12.56%
MSCI ACWI Growth Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Growth Index (Net)
Account Value	$ 29,480	$ 29,480	$ 29,480	29,480	$ 29,480	21,483	18,351	25,938	19,257	15,646	13,370	13,223	10,484			10,409		10,000
Average Annual Return, Percent	37.22%	13.51%			11.42%
MSCI ACWI ex USA Small Cap Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Small Cap Index (Net)
Account Value	$ 17,507	$ 17,507	17,507	17,507	$ 17,507	14,150	13,003	17,999	12,964	12,955	11,911	13,194	10,581			10,153		10,000
Average Annual Return, Percent	23.73%	6.21%			5.76%
MSCI ACWI ex USA SMID Cap Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA SMID Cap Index (Net)
Account Value	$ 16,558	$ 16,558	16,558	16,558	$ 16,558	13,451	12,295	16,916	12,567	12,824	11,675	12,851	10,362			10,100		10,000
Average Annual Return, Percent	23.10%	5.24%			5.17%
MSCI ACWI Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Growth Index (Net)
Average Annual Return, Percent	37.22%	13.51%			11.42%
MSCI ACWI SMID Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI SMID Cap Index
Account Value	$ 20,125	$ 20,125	$ 20,125	$ 20,125	$ 20,125	$ 15,599	$ 15,252	$ 19,616	$ 13,805	$ 13,721	$ 12,446	$ 12,925	$ 10,451			$ 10,130		$ 10,000
Average Annual Return, Percent	29.02%	7.96%			7.24%